Business Combination, Significant Transaction and Sale of Business (Details 19) - Second to none solutions Inc. [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Nov. 08, 2016
Disclosure of detailed information about business combination [line items]
Intangible assets		$ 909
Redeemable non-controlling interests	$ 2,383	(2,184)
Deferred tax liabilities		(314)
Goodwill		2,387
Total assets acquired		$ 801